AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 28.8%
Communications Equipment – 3.1%
Cisco Systems, Inc.	43,514	$3,457,623
Motorola Solutions, Inc.	5,186	2,501,000

		5,958,623

Semiconductors & Semiconductor Equipment – 11.9%
Analog Devices, Inc.	8,526	3,033,465
Broadcom, Inc.	19,012	6,075,285
KLA Corp.	503	766,849
NVIDIA Corp.	47,500	8,416,525
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	11,190	4,191,550

		22,483,674

Software – 8.4%
Intuit, Inc.	3,892	1,591,945
Microsoft Corp.	28,928	11,361,183
Nice Ltd. (Sponsored ADR)(a) (b)	8,784	1,021,140
ServiceNow, Inc.(a)	17,003	1,836,494

		15,810,762

Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	38,525	10,177,534

		54,430,593

Financials – 14.7%
Banks – 3.6%
Bank of America Corp.	57,868	2,883,562
JPMorgan Chase & Co.	9,589	2,879,577
M&T Bank Corp.	4,795	1,040,419

		6,803,558

Capital Markets – 2.9%
Cboe Global Markets, Inc.	8,220	2,463,698
CME Group, Inc.	2,414	771,273
S&P Global, Inc.	5,152	2,276,566

		5,511,537

Financial Services – 3.9%
Mastercard, Inc. - Class A	6,306	3,261,526
Visa, Inc. - Class A	12,539	4,014,236

		7,275,762

Insurance – 4.3%
American Financial Group, Inc./OH	5,975	794,555
Everest Group Ltd.	1,476	495,183
Hanover Insurance Group, Inc. (The)	5,115	923,922
Marsh & McLennan Cos., Inc.	8,436	1,575,339
Reinsurance Group of America, Inc. - Class A	2,892	623,891
Travelers Cos., Inc. (The)	7,737	2,387,948

Company	Shares	U.S. $ Value
Willis Towers Watson PLC	4,109	$1,253,944

		8,054,782

		27,645,639

Health Care – 13.0%
Biotechnology – 3.8%
AbbVie, Inc.	12,816	2,974,337
Gilead Sciences, Inc.	28,052	4,178,346

		7,152,683

Health Care Equipment & Supplies – 1.2%
Medtronic PLC	22,212	2,169,224

Health Care Providers & Services – 2.8%
McKesson Corp.	4,098	4,046,242
UnitedHealth Group, Inc.	4,382	1,285,109

		5,331,351

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc.	2,626	1,368,435

Pharmaceuticals – 4.5%
Eli Lilly & Co.	3,235	3,403,187
Merck & Co., Inc.	33,162	4,106,119
Zoetis, Inc.	8,159	1,069,645

		8,578,951

		24,600,644

Consumer Discretionary – 9.5%
Broadline Retail – 3.2%
Amazon.com, Inc.(a)	28,540	5,993,400

Diversified Consumer Services – 0.5%
ADT, Inc.	108,345	868,927

Hotels, Restaurants & Leisure – 2.8%
Booking Holdings, Inc.	245	1,038,641
Compass Group PLC (Sponsored ADR)	68,020	2,089,574
Yum! Brands, Inc.	13,358	2,246,281

		5,374,496

Specialty Retail – 3.0%
AutoZone, Inc.(a)	766	2,876,774
O’Reilly Automotive, Inc.(a)	9,410	883,411
Ulta Beauty, Inc.(a)	2,790	1,910,564

		5,670,749

		17,907,572

Industrials – 8.9%
Aerospace & Defense – 3.6%
BAE Systems PLC (Sponsored ADR)	24,447	2,835,852
L3Harris Technologies, Inc.	10,660	3,885,996

		6,721,848

Company	Shares	U.S. $ Value

Construction & Engineering – 0.8%
Stantec, Inc.(b)	15,879	$1,473,095

Electrical Equipment – 0.7%
Eaton Corp. PLC	3,566	1,340,531

Professional Services – 3.8%
Automatic Data Processing, Inc.	4,833	1,036,002
Experian PLC (Sponsored ADR)	40,642	1,529,358
Jacobs Solutions, Inc.	6,270	864,382
Leidos Holdings, Inc.	14,017	2,454,377
RELX PLC (Sponsored ADR)(b)	38,149	1,327,204

		7,211,323

		16,746,797

Communication Services – 8.4%
Entertainment – 1.1%
Netflix, Inc.(a)	22,346	2,150,579

Interactive Media & Services – 7.3%
Alphabet, Inc. - Class C	37,273	11,607,930
Meta Platforms, Inc. - Class A	3,208	2,079,362

		13,687,292

		15,837,871

Consumer Staples – 5.3%
Beverages – 1.4%
Coca-Cola Co. (The)	14,893	1,214,673
Monster Beverage Corp.(a)	18,016	1,536,765

		2,751,438

Household Products – 2.3%
Colgate-Palmolive Co.	24,588	2,437,654
Procter & Gamble Co. (The)	11,050	1,847,560

		4,285,214

Tobacco – 1.6%
Philip Morris International, Inc.	16,121	3,011,887

		10,048,539

Utilities – 4.8%
Electric Utilities – 3.3%
American Electric Power Co., Inc.	26,075	3,489,356
NextEra Energy, Inc.	29,028	2,721,956

		6,211,312

Multi-Utilities – 1.5%
Ameren Corp.	24,667	2,794,278

		9,005,590

Energy – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Exxon Mobil Corp.	9,110	1,389,275
Shell PLC (ADR)	28,388	2,370,682

		3,759,957

Company	Shares	U.S. $ Value

Real Estate – 1.6%
Office REITs – 0.4%
COPT Defense Properties	26,483	$841,630

Specialized REITs – 1.2%
Digital Realty Trust, Inc.	7,184	1,273,005
Extra Space Storage, Inc.	6,272	947,260

		2,220,265

		3,061,895

Total Common Stocks (cost $160,027,706)		183,045,097

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $5,479,865)	5,479,865	5,479,865

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $165,507,571)		188,524,962

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $1,684,720)	1,684,720	1,684,720

Total Investments – 100.8% (cost $167,192,291)(f)		190,209,682
Other assets less liabilities – (0.8)%		(1,555,614)

Net Assets – 100.0%		$188,654,068

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,229,011 and gross unrealized depreciation of investments was $(5,211,620), resulting in net unrealized appreciation of $23,017,391.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$183,045,097	$—	$—	$183,045,097
Short-Term Investments	5,479,865	—	—	5,479,865
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,684,720	—	—	1,684,720

Total Investments in Securities	190,209,682	—	—	190,209,682
Other Financial Instruments(b)	—	—	—	—

Total	$190,209,682	$—	$—	$190,209,682

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,059	$7,779	$6,358	$5,480	$31
AB Government Money Market Portfolio*	0	7,655	5,970	1,685	7
Total	$4,059	$15,434	$12,328	$7,165	$38

*	Investments of cash collateral for securities lending transactions.